UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Fund

Investor Class (RPMGX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Investor Class	$78	0.77%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,958	10,097	10,058
2016	10,151	10,362	10,215
2016	10,580	10,818	10,684
2016	10,630	11,274	10,733
2017	11,498	11,921	11,473
2017	12,184	12,280	11,956
2017	12,709	12,842	12,588
2017	13,272	13,656	13,445
2018	13,811	13,568	13,737
2018	13,936	14,095	14,171
2018	14,970	15,099	15,244
2018	13,002	12,940	12,806
2019	15,109	14,757	15,319
2019	16,156	15,361	16,146
2019	16,039	15,540	16,038
2019	17,101	16,954	17,348
2020	13,135	13,410	13,872
2020	16,788	16,364	18,070
2020	18,169	17,871	19,763
2020	21,234	20,495	23,522
2021	21,878	21,796	23,389
2021	23,320	23,592	25,979
2021	23,348	23,568	25,781
2021	24,431	25,754	26,516
2022	21,681	24,395	23,180
2022	18,222	20,321	18,296
2022	17,483	19,413	18,176
2022	18,928	20,808	19,431
2023	20,296	22,302	21,206
2023	21,367	24,172	22,528
2023	20,349	23,386	21,351
2023	22,734	26,209	24,457
2024	24,659	28,835	26,779
2024	23,523	29,762	25,919
2024	24,918	31,616	27,614
2024	24,871	32,448	29,863
2025	23,098	30,916	27,736
2025	25,135	34,314	32,785
2025	25,569	37,120	33,696
2025	25,764	38,012	32,448

202501-4140694, 202601-5112812

F64-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (Investor Class)	3.59%	3.94%	9.93%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$25,097,409
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$136,697
  Portfolio Turnover Rate31.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.5
Consumer Discretionary	19.0
Industrials & Business Services	14.8
Financials	8.2
Communication Services	4.0
Energy	4.0
Consumer Staples	3.2
Materials	2.8
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

Investor Class (RPMGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Fund

Advisor Class (PAMCX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Advisor Class	$104	1.02%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,951	10,097	10,058
2016	10,139	10,362	10,215
2016	10,560	10,818	10,684
2016	10,603	11,274	10,733
2017	11,461	11,921	11,473
2017	12,137	12,280	11,956
2017	12,652	12,842	12,588
2017	13,204	13,656	13,445
2018	13,730	13,568	13,737
2018	13,846	14,095	14,171
2018	14,862	15,099	15,244
2018	12,900	12,940	12,806
2019	14,985	14,757	15,319
2019	16,013	15,361	16,146
2019	15,882	15,540	16,038
2019	16,923	16,954	17,348
2020	12,984	13,410	13,872
2020	16,585	16,364	18,070
2020	17,938	17,871	19,763
2020	20,950	20,495	23,522
2021	21,570	21,796	23,389
2021	22,975	23,592	25,979
2021	22,987	23,568	25,781
2021	24,036	25,754	26,516
2022	21,317	24,395	23,180
2022	17,905	20,321	18,296
2022	17,171	19,413	18,176
2022	18,575	20,808	19,431
2023	19,905	22,302	21,206
2023	20,944	24,172	22,528
2023	19,933	23,386	21,351
2023	22,253	26,209	24,457
2024	24,122	28,835	26,779
2024	22,996	29,762	25,919
2024	24,345	31,616	27,614
2024	24,282	32,448	29,863
2025	22,535	30,916	27,736
2025	24,510	34,314	32,785
2025	24,915	37,120	33,696
2025	25,092	38,012	32,448

202501-4140694, 202601-5112812

F264-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (Advisor Class)	3.33%	3.67%	9.64%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$25,097,409
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$136,697
  Portfolio Turnover Rate31.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.5
Consumer Discretionary	19.0
Industrials & Business Services	14.8
Financials	8.2
Communication Services	4.0
Energy	4.0
Consumer Staples	3.2
Materials	2.8
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

Advisor Class (PAMCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Fund

R Class (RRMGX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - R Class	$133	1.31%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,944	10,097	10,058
2016	10,125	10,362	10,215
2016	10,538	10,818	10,684
2016	10,576	11,274	10,733
2017	11,423	11,921	11,473
2017	12,088	12,280	11,956
2017	12,594	12,842	12,588
2017	13,135	13,656	13,445
2018	13,651	13,568	13,737
2018	13,756	14,095	14,171
2018	14,757	15,099	15,244
2018	12,801	12,940	12,806
2019	14,854	14,757	15,319
2019	15,864	15,361	16,146
2019	15,726	15,540	16,038
2019	16,746	16,954	17,348
2020	12,843	13,410	13,872
2020	16,393	16,364	18,070
2020	17,719	17,871	19,763
2020	20,680	20,495	23,522
2021	21,278	21,796	23,389
2021	22,652	23,592	25,979
2021	22,646	23,568	25,781
2021	23,665	25,754	26,516
2022	20,972	24,395	23,180
2022	17,602	20,321	18,296
2022	16,872	19,413	18,176
2022	18,239	20,808	19,431
2023	19,533	22,302	21,206
2023	20,535	24,172	22,528
2023	19,530	23,386	21,351
2023	21,788	26,209	24,457
2024	23,604	28,835	26,779
2024	22,487	29,762	25,919
2024	23,786	31,616	27,614
2024	23,709	32,448	29,863
2025	21,989	30,916	27,736
2025	23,895	34,314	32,785
2025	24,275	37,120	33,696
2025	24,429	38,012	32,448

202501-4140694, 202601-5112812

F464-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (R Class)	3.04%	3.39%	9.34%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$25,097,409
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$136,697
  Portfolio Turnover Rate31.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.5
Consumer Discretionary	19.0
Industrials & Business Services	14.8
Financials	8.2
Communication Services	4.0
Energy	4.0
Consumer Staples	3.2
Materials	2.8
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

R Class (RRMGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Fund

I Class (RPTIX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - I Class	$64	0.63%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	498,090	504,841	502,896
2016	507,912	518,121	510,754
2016	529,532	540,907	534,208
2016	532,256	563,676	536,643
2017	575,834	596,049	573,641
2017	610,442	614,023	597,820
2017	636,998	642,092	629,403
2017	665,434	682,784	672,242
2018	692,660	678,383	686,859
2018	699,161	704,764	708,546
2018	751,243	754,971	762,215
2018	652,758	646,994	640,306
2019	758,659	737,854	765,940
2019	811,481	768,069	807,315
2019	805,840	776,999	801,878
2019	859,563	847,685	867,421
2020	660,432	670,521	693,590
2020	844,322	818,221	903,476
2020	914,036	893,559	988,164
2020	1,068,591	1,024,747	1,176,105
2021	1,101,353	1,089,787	1,169,457
2021	1,174,242	1,179,583	1,298,941
2021	1,176,036	1,178,384	1,289,069
2021	1,230,917	1,287,709	1,325,802
2022	1,092,739	1,219,738	1,159,012
2022	918,811	1,016,027	914,788
2022	881,907	970,666	908,814
2022	955,085	1,040,379	971,535
2023	1,024,380	1,115,082	1,060,294
2023	1,078,849	1,208,602	1,126,395
2023	1,027,711	1,169,276	1,067,553
2023	1,148,547	1,310,429	1,222,841
2024	1,246,159	1,441,725	1,338,968
2024	1,189,104	1,488,091	1,295,943
2024	1,260,136	1,580,787	1,380,715
2024	1,258,068	1,622,413	1,493,126
2025	1,168,781	1,545,804	1,386,813
2025	1,272,405	1,715,707	1,639,239
2025	1,294,664	1,855,986	1,684,798
2025	1,305,059	1,900,583	1,622,386

202501-4140694, 202601-5112812

F524-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Fund (I Class)	3.74%	4.08%	10.07%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$25,097,409
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$136,697
  Portfolio Turnover Rate31.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.5
Consumer Discretionary	19.0
Industrials & Business Services	14.8
Financials	8.2
Communication Services	4.0
Energy	4.0
Consumer Staples	3.2
Materials	2.8
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

I Class (RPTIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Mid-Cap Growth Fund

Z Class (TRQZX)

This annual shareholder report contains important information about Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025 but lagged other investment styles. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable and Congress passed tax legislation that should help stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Versus the Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in consumer staples. Shares of Dollar Tree advanced, aided by the announcement of the divestiture of the struggling Family Dollar business. Stock selection in energy, notably our holding in global offshore oil field service and equipment company TechnipFMC, also added value.

  On the negative side, the leading detractor from relative performance was health care due to stock choices. Shares of medical device maker Teleflex declined as investors took in announcements, including a tax-free spinoff of a portion of its business and the retirement of its CFO. Stock selection in industrials and business services also weighed on relative results. Our stake in human capital management software vendor Paylocity was a notable detractor in the sector; in addition, we avoided several names in the space with more speculative characteristics that had strong results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	10,871	10,865	10,963
6/30/20	13,922	13,259	14,280
9/30/20	15,094	14,480	15,618
12/31/20	17,673	16,606	18,589
3/31/21	18,242	17,659	18,484
6/30/21	19,479	19,115	20,530
9/30/21	19,538	19,095	20,374
12/31/21	20,481	20,867	20,955
3/31/22	18,211	19,765	18,319
6/30/22	15,335	16,464	14,459
9/30/22	14,743	15,729	14,364
12/31/22	15,991	16,859	15,356
3/31/23	17,178	18,069	16,758
6/30/23	18,120	19,585	17,803
9/30/23	17,289	18,948	16,873
12/31/23	19,352	21,235	19,328
3/31/24	21,030	23,362	21,163
6/30/24	20,099	24,114	20,483
9/30/24	21,332	25,616	21,823
12/31/24	21,331	26,290	23,600
3/31/25	19,848	25,049	21,919
6/30/25	21,640	27,802	25,909
9/30/25	22,055	30,075	26,629
12/31/25	22,271	30,798	25,643

202501-4140694, 202601-5112812

F1260-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Mid-Cap Growth Fund (Z Class)	4.41%	4.73%	14.82%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	21.42
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	17.64

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$25,097,409
  Number of Portfolio Holdings131
  Investment Advisory Fees Paid (000s)$136,697
  Portfolio Turnover Rate31.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	21.0%
Information Technology	19.5
Consumer Discretionary	19.0
Industrials & Business Services	14.8
Financials	8.2
Communication Services	4.0
Energy	4.0
Consumer Staples	3.2
Materials	2.8
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Hilton Worldwide Holdings	2.4%
Agilent Technologies	2.1
PTC	2.0
Lattice Semiconductor	1.9
Yum! Brands	1.9
Mettler-Toledo International	1.8
Viking Holdings	1.7
Assurant	1.6
Tyler Technologies	1.6
Liberty Media Corp-Liberty Formula One	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Fund

Z Class (TRQZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPMGX Mid-Cap Growth Fund
PAMCX Mid-Cap Growth Fund–
.
Advisor Class
RRMGX Mid-Cap Growth Fund–
.
R Class
RPTIX Mid-Cap Growth Fund–
.
I Class
TRQZX Mid-Cap Growth Fund–
.
Z Class

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 99.73 $ 100.04 $ 88.71 $ 117.34 $ 113.08
Investment activities
Net investment income
(loss)
(1)(2)
(0.08) (0.02) 0.08 (0.13) (0.33)
Net realized and unrealized
gain/loss 3.77 9.90 17.60 (26.19) 16.93
Total from investment
activities 3.69 9.88 17.68 (26.32) 16.60
Distributions
Net investment income — — (0.06) — —
Net realized gain (6.18) (10.19) (6.29) (2.31) (12.34)
Total distributions (6.18) (10.19) (6.35) (2.31) (12.34)
NET ASSET VALUE
End of period $ 97.24 $ 99.73 $ 100.04 $ 88.71 $ 117.34
Ratios/Supplemental Data
Total return
(2)(3)
3.59% 9.40% 20.11% (22.52)% 15.06%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.77% 0.75% 0.76% 0.77% 0.72%
Net expenses after waivers/
payments by Price Associates 0.77% 0.75% 0.76% 0.77% 0.72%
Net investment income (loss) (0.08)% (0.02)% 0.08% (0.13)% (0.27)%
Portfolio turnover rate 31.5% 22.6% 21.7% 21.4% 13.9%
Net assets, end of period (in
millions) $9,977 $11,903 $12,450 $11,785 $22,145
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 93.96 $ 95.01 $ 84.54 $ 112.24 $ 108.69
Investment activities
Net investment loss
(1)(2)
(0.32) (0.28) (0.16) (0.35) (0.65)
Net realized and unrealized
gain/loss 3.56 9.42 16.75 (25.04) 16.25
Total from investment
activities 3.24 9.14 16.59 (25.39) 15.60
Distributions
Net realized gain (6.18) (10.19) (6.12) (2.31) (12.05)
NET ASSET VALUE
End of period $ 91.02 $ 93.96 $ 95.01 $ 84.54 $ 112.24
Ratios/Supplemental Data
Total return
(2)(3)
3.33% 9.12% 19.80% (22.72)% 14.73%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.02% 1.01% 1.01% 1.02% 1.00%
Net expenses after
waivers/payments by Price
Associates 1.02% 1.01% 1.01% 1.02% 1.00%
Net investment loss (0.35)% (0.28)% (0.18)% (0.38)% (0.55)%
Portfolio turnover rate 31.5% 22.6% 21.7% 21.4% 13.9%
Net assets, end of period (in
millions) $134 $200 $223 $237 $479
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 87.92 $ 89.72 $ 80.23 $ 106.95 $ 104.35
Investment activities
Net investment loss
(1)(2)
(0.55) (0.53) (0.40) (0.58) (0.92)
Net realized and unrealized
gain/loss 3.33 8.92 15.86 (23.83) 15.57
Total from investment
activities 2.78 8.39 15.46 (24.41) 14.65
Distributions
Net realized gain (6.18) (10.19) (5.97) (2.31) (12.05)
NET ASSET VALUE
End of period $ 84.52 $ 87.92 $ 89.72 $ 80.23 $ 106.95
Ratios/Supplemental Data
Total return
(2)(3)
3.04% 8.82% 19.45% (22.93)% 14.43%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.31% 1.29% 1.30% 1.29% 1.27%
Net expenses after
waivers/payments by Price
Associates 1.31% 1.29% 1.30% 1.29% 1.27%
Net investment loss (0.63)% (0.56)% (0.47)% (0.66)% (0.82)%
Portfolio turnover rate 31.5% 22.6% 21.7% 21.4% 13.9%
Net assets, end of period (in
thousands) $29,931 $28,579 $30,177 $30,084 $61,110
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 100. 04 $ 100.25 $ 88.90 $ 117.41 $ 113.18
Investment activities
Net investment income
(loss)
(1)(2)
0.05 0.11 0.20 0.04 (0.19)
Net realized and unrealized
gain/loss 3.80 9.93 17.65 (26.24) 16.95
Total from investment
activities 3.85 10.04 17.85 (26.20) 16.76
Distributions
Net investment income (0.12) (0.06) (0.21) — —
Net realized gain (6.18) (10.19) (6.29) (2.31) (12.53)
Total distributions (6.30) (10.25) (6.50) (2.31) (12.53)
NET ASSET VALUE
End of period $ 97.59 $ 100.04 $ 100.25 $ 88.90 $ 117.41
Ratios/Supplemental Data
Total return
(2)(3)
3.74% 9.54% 20.26% (22.41)% 15.19%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.63% 0.63% 0.63% 0.63% 0.61%
Net expenses after waivers/
payments by Price Associates 0.63% 0.63% 0.63% 0.63% 0.61%
Net investment income (loss) 0.05% 0.10% 0.21% 0.04% (0.16)%
Portfolio turnover rate 31.5% 22.6% 21.7% 21.4% 13.9%
Net assets, end of period (in
millions) $10,459 $12,722 $12,370 $10,744 $9,378
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 100.72 $ 100.79 $ 89.28 $ 117.53 $ 113.24
Investment activities
Net investment income
(1)(2)
0.69 0.78 0.81 0.63 0.55
Net realized and unrealized
gain/loss 3.86 10.03 17.78 (26.28) 16.98
Total from investment
activities 4.55 10.81 18.59 (25.65) 17.53
Distributions
Net investment income (0.77) (0.69) (0.79) (0.29) —
Net realized gain (6.18) (10.19) (6.29) (2.31) (13.24)
Total distributions (6.95) (10.88) (7.08) (2.60) (13.24)
NET ASSET VALUE
End of period $ 98.32 $ 100.72 $ 100.79 $ 89.28 $ 117.53
Ratios/Supplemental Data
Total return
(2)(3)
4.41% 10.22% 21.02% (21.92)% 15.89%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.61% 0.61% 0.62% 0.61% 0.60%
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 0.68% 0.73% 0.84% 0.66% 0.45%
Portfolio turnover rate 31.5% 22.6% 21.7% 21.4% 13.9%
Net assets, end of period (in
millions) $4,498 $5,320 $5,210 $4,521 $5,676
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.3%
COMMUNICATION SERVICES  4.0%
Entertainment  1.8%
Liberty Media Corp-Liberty Formula One, Class C (1) 4,068,200 400,758
Live Nation Entertainment (1) 347,600 49,533
450,291
Interactive Media & Services  0.8%
Reddit, Class A (1) 865,400 198,929
198,929
Media  1.4%
New York Times, Class A  4,082,300 283,393
Trade Desk, Class A (1) 1,602,064 60,815
344,208
Total Communication Services 993,428
CONSUMER DISCRETIONARY  19.0%
Distributors  0.8%
Pool  914,600 209,215
209,215
Diversified Consumer Services  1.8%
Duolingo (1) 352,700 61,899
Liberty Live Holdings, Class C (1) 2,136,200 177,646
McGraw Hill (1) 3,135,372 51,734
Service Corp. International  2,213,400 172,579
463,858
Hotels, Restaurants & Leisure  11.6%
Domino's Pizza  925,000 385,559
DraftKings, Class A (1) 5,364,800 184,871
Hilton Worldwide Holdings  2,090,500 600,496
Planet Fitness, Class A (1) 3,275,100 355,250
Sportradar Group, Class A (1) 4,222,500 100,369
Texas Roadhouse  1,015,300 168,540
Viking Holdings (1) 5,967,000 426,103
Wingstop  368,200 87,812
Wyndham Hotels & Resorts  1,700,900 128,520
Yum! Brands  3,180,300 481,116
2,918,636
Household Durables  0.5%
TopBuild (1) 273,200 113,976
113,976

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  3.5%
Burlington Stores (1) 1,242,700 358,954
Ross Stores  1,278,100 230,237
Ulta Beauty (1) 462,200 279,635
868,826
Textiles, Apparel & Luxury Goods  0.8%
Birkenstock Holding (1) 4,456,100 182,254
On Holding, Class A (1) 559,100 25,987
208,241
Total Consumer Discretionary 4,782,752
CONSUMER STAPLES  3.2%
Consumer Staples Distribution & Retail  2.4%
Casey's General Stores  342,300 189,193
Dollar Tree (1) 3,199,200 393,533
Maplebear (1) 215,200 9,680
592,406
Food Products  0.8%
McCormick  2,872,200 195,626
195,626
Total Consumer Staples 788,032
ENERGY  4.0%
Energy Equipment & Services  1.4%
TechnipFMC  7,981,800 355,669
355,669
Oil, Gas & Consumable Fuels  2.6%
Cheniere Energy  1,270,400 246,953
DT Midstream  249,600 29,872
EQT  4,460,800 239,099
Expand Energy  1,243,800 137,266
653,190
Total Energy 1,008,859
FINANCIALS  8.2%
Capital Markets  4.5%
Bullish (1) 436,213 16,519
Cboe Global Markets  872,500 218,998
MSCI  667,400 382,908
Raymond James Financial  1,627,200 261,312
TPG  1,505,800 96,130

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tradeweb Markets, Class A  1,378,400 148,233
1,124,100
Financial Services  1.0%
Corpay (1) 481,400 144,867
Toast, Class A (1) 3,331,000 118,284
263,151
Insurance  2.7%
Assurant  1,709,500 411,733
Markel Group (1) 74,000 159,074
Ryan Specialty Holdings  1,897,669 97,977
668,784
Total Financials 2,056,035
HEALTH CARE  20.9%
Biotechnology  6.1%
Alnylam Pharmaceuticals (1) 834,200 331,720
Arcellx (1) 1,208,300 78,781
Ascendis Pharma, ADR (1) 784,100 167,201
Biogen (1) 497,600 87,573
BioNTech, ADR (1) 1,020,200 97,123
Caris Life Sciences (1) 2,706,504 73,021
CRISPR Therapeutics (1) 1,051,800 55,156
Cytokinetics (1) 1,888,000 119,963
Ionis Pharmaceuticals (1) 3,982,987 315,094
Natera (1) 238,743 54,694
Revolution Medicines (1) 837,900 66,739
Vaxcyte (1) 1,916,700 88,437
1,535,502
Health Care Equipment & Supplies  4.6%
Alcon  941,000 74,160
Align Technology (1) 868,900 135,679
Cooper (1) 4,273,800 350,280
Hologic (1) 2,795,200 208,214
Masimo (1) 398,100 51,777
QuidelOrtho (1) 2,811,300 80,291
Teleflex  2,056,700 251,000
1,151,401
Health Care Providers & Services  2..5%
Cencora  1,079,700 364,669
Encompass Health  1,262,500 134,002
Molina Healthcare (1) 753,000 130,675
629,346

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  1.5%
Veeva Systems, Class A (1) 1,696,200 378,643
378,643
Life Sciences Tools & Services  5.5%
Agilent Technologies  3,852,200 524,169
Avantor (1) 15,407,400 176,569
Bruker  1,445,100 68,079
Mettler-Toledo International (1) 328,400 457,852
West Pharmaceutical Services  518,400 142,632
1,369,301
Pharmaceuticals  0.7%
Elanco Animal Health (1) 7,947,200 179,845
179,845
Total Health Care 5,244,038
INDUSTRIALS & BUSINESS SERVICES  14.4%
Aerospace & Defense  2.3%
BWX Technologies  874,800 151,200
StandardAero (1) 4,928,200 141,341
Textron  3,354,400 292,403
584,944
Commercial Services & Supplies  1.0%
Veralto  2,485,900 248,043
248,043
Construction & Engineering  0.5%
Quanta Services  306,900 129,530
129,530
Ground Transportation  1.9%
Old Dominion Freight Line  1,761,400 276,187
XPO (1) 1,403,700 190,777
466,964
Industrial Conglomerates  0.1%
Bending Spoons, Class C, Acquisition Date: 10/28/25,
Cost $29,789 (EUR) (1)(2)(3) 334,790 30,028
30,028
Machinery  3.1%
Esab  2,507,000 280,082
Fortive  1,322,946 73,040
Ingersoll Rand  3,343,900 264,904

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
ITT  879,800 152,654
770,680
Professional Services  4.4%
Booz Allen Hamilton Holding  2,634,200 222,221
Broadridge Financial Solutions  301,700 67,331
Equifax  509,000 110,443
Paylocity Holding (1) 1,756,746 267,904
TransUnion  3,220,900 276,192
UL Solutions, Class A  2,017,300 159,084
1,103,175
Trading Companies & Distributors  1.1%
Ferguson Enterprises  1,293,700 288,016
288,016
Total Industrials & Business Services 3,621,380
INFORMATION TECHNOLOGY  19.0%
Electronic Equipment, Instruments & Components  2.6%
Amphenol, Class A  1,910,600 258,199
Corning  370,100 32,406
Keysight Technologies (1) 1,507,000 306,207
Ralliant  1,360,776 69,277
666,089
IT Services  0.5%
MongoDB (1) 274,300 115,121
115,121
Semiconductors & Semiconductor Equipment  6.2%
Lattice Semiconductor (1) 6,571,723 483,547
MACOM Technology Solutions Holdings (1) 1,649,700 282,561
Microchip Technology  4,716,600 300,542
Monolithic Power Systems  343,827 311,631
NXP Semiconductors  765,900 166,246
1,544,527
Software  9.1%
Atlassian, Class A (1) 903,240 146,451
Aurora Innovation (1) 8,125,046 31,200
CCC Intelligent Solutions Holdings (1) 29,556,400 234,973
HubSpot (1) 203,900 81,825
Manhattan Associates (1) 1,191,300 206,464
Monday.com (1) 606,400 89,480
Netskope, Class A (1) 1,475,611 25,882
Onestream (1) 2,732,900 50,231

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
PTC (1) 2,913,700 507,596
Tyler Technologies (1) 891,000 404,470
Unity Software (1) 2,241,517 99,008
Zoom Communications (1) 2,222,700 191,797
Zscaler (1) 910,000 204,677
2,274,054
Technology Hardware, Storage & Peripherals  0.6%
Pure Storage, Class A (1) 2,363,700 158,392
158,392
Total Information Technology 4,758,183
MATERIALS  2.7%
Construction Materials  1.1%
Martin Marietta Materials  432,700 269,425
269,425
Containers & Packaging  1.6%
Avery Dennison  1,342,500 244,174
Ball  2,982,100 157,962
402,136
Total Materials 671,561
REAL ESTATE  0.4%
Real Estate Management & Development  0.4%
CoStar Group (1) 1,634,900 109,931
Total Real Estate 109,931
Total Miscellaneous Common Stocks  0.5% (4) 140,124
Total Common Stocks (Cost $17,389,302) 24,174,323
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(2)(3) 252,883 48,048
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)
(2)(3) 96,442 18,324
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $16,136 (1)(2)(3) 174,443 33,144
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(2)(3) 839,788 12,840
Total Information Technology 112,356

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(3) 408,411 19,224
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(2)(3) 921,478 16,789
Total Materials 36,013
Total Convertible Preferred Stocks (Cost $116,705) 148,369
SHORT-TERM INVESTMENTS  3.3%
Money Market Funds  3.3%
T. Rowe Price Government Reserve Fund, 3.77% (5)(6) 832,985,634 832,986
Total Short-Term Investments (Cost $832,986) 832,986
Total Investments in Securities
100.2% of Net Assets
(Cost $18,338,993) $ 25,155,678
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $178,397 and represents 0.7% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Lattice Semiconductor  $ 18,543 $ 117,430 $ —
Teleflex  (88,869) (82,059) 3,484
T. Rowe Price Government Reserve Fund,
3.77% — — 4,2 4 0
T. Rowe Price Treasury Reserve Fund, 3.75% — — 32,641
Affiliates not held at period end (66,437) 32,110 —
Totals $ (136,763)# $ 67,481 $ 40,365+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Enovis  $ 131,640 $ — $ 163,750 $ —
Lattice Semiconductor  445,796 25,997 105,676 *
Teleflex  532,142 — 199,083 *
T. Rowe Price Government
Reserve Fund, 3.77% —  ¤  ¤ 832,986
T. Rowe Price Treasury
Reserve Fund, 3.75% 685,236  ¤  ¤ —
Total $ 832,986^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $40,365 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $832,986.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,338,993) $ 25,155,678
Receivable for investment securities sold 23,028
Receivable for shares sold 9,142
Dividends receivable 4,194
Due from affiliates 1,636
Foreign currency (cost $1) 1
Other assets 1,031
Total assets 25,194,710
Liabilities
Payable for shares redeemed 82,474
Investment management fees payable 13,321
Payable to directors 19
Other liabilities 1,487
Total liabilities 97,301
NET ASSETS $ 25,097,409

T. ROWE PRICE Mid-Cap Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 6,789,357
Paid-in capital applicable to 257,343,398 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 18,308,052
NET ASSETS $ 25,097,409
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,976,639; Shares outstanding:
102,595,725) $ 97.24
Advisor Class
(Net assets: $134,015; Shares outstanding: 1,472,339) $ 91.02
R Class
(Net assets: $29,931; Shares outstanding: 354,132) $ 84.52
I Class
(Net assets: $10,459,119; Shares outstanding:
107,175,240) $ 97.59
Z Class
(Net assets: $4,497,705; Shares outstanding: 45,745,962) $ 98.32

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $684) $ 187,140
Other 29
Total income 187,169
Expenses
Investment management 167,162
Shareholder servicing
Investor Class $ 16,540
Advisor Class 256
R Class 55
I Class 1,792 18,643
Rule 12b-1 fees
Advisor Class 394
R Class 146 540
Prospectus and shareholder reports
Investor Class 210
Advisor Class 2
R Class 2
I Class 119
Z Class 2 335
Custody and accounting 672
Registration 180
Directors 88
Legal and audit 36
Miscellaneous 121
Waived / paid by Price Associates (30,465)
Total expenses 157,312
Net investment income 29,857

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 4,248,639
Foreign currency transactions 120
Net realized gain 4,248,759
Change in net unrealized gain / loss
Securities (3,349,932)
Other assets and liabilities denominated in foreign currencies 83
Change in net unrealized gain / loss (3,349,849)
Net realized and unrealized gain / loss 898,910
INCREASE IN NET ASSETS FROM OPERATIONS $ 928,767

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 29,857 $ 48,994
Net realized gain 4,248,759 3,691,647
Change in net unrealized gain / loss (3,349,849) (886,378)
Increase in net assets from operations 928,767 2,854,263
Distributions to shareholders
Net earnings
Investor Class (606,356) (1,123,008)
Advisor Class (8,623) (19,798)
R Class (2,083) (2,984)
I Class (647,425) (1,212,725)
Z Class (300,916) (528,399)
Decrease in net assets from distributions (1,565,403) (2,886,914)
Capital share transactions
*
Shares sold
Investor Class 4,283,711 1,312,806
Advisor Class 24,733 20,494
R Class 6,265 11,046
I Class 1,044,139 1,662,119
Z Class 174,203 376,799
Distributions reinvested
Investor Class 587,915 1,089,721
Advisor Class 8,470 19,527
R Class 2,083 2,984
I Class 567,194 1,053,459
Z Class 300,916 528,399
Shares redeemed
Investor Class (6,555,328) (2,978,896)
Advisor Class (95,335) (62,914)
R Class (5,872) (15,069)
I Class (3,577,191) (2,312,354)
Z Class (1,204,696) (786,268)
Decrease in net assets from capital share
transactions (4,438,793) (78,147)

T. ROWE PRICE Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Decrease during period (5,075,429) (110,798)
Beginning of period 30,172,838 30,283,636
End of period $ 25,097,409 $ 30,172,838
*Share information (000s)
Shares sold
Investor Class 42,280 12,448
Advisor Class 268 205
R Class 72 117
I Class 10,445 15,539
Z Class 1,742 3,582
Distributions reinvested
Investor Class 5,945 10,419
Advisor Class 91 198
R Class 24 33
I Class 5,715 10,042
Z Class 3,011 5,004
Shares redeemed
Investor Class (64,977) (27,971)
Advisor Class (1,012) (630)
R Class (67) (161)
I Class (36,156) (21,805)
Z Class (11,823) (7,465)
Decrease in shares outstanding (44,442) (445)

T. ROWE PRICE Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth
Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-
average earnings growth. The fund has five classes of shares: the Mid-Cap
Growth Fund (Investor Class), the Mid-Cap Growth Fund–Advisor Class
(Advisor Class), the Mid-Cap Growth Fund–R Class (R Class), the Mid-
Cap Growth Fund–I Class (I Class) and the Mid-Cap Growth Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Mid-Cap Growth Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $2,191,460,000 of net gain on
$3,518,371,000 of in-kind redemptions.

T. ROWE PRICE Mid-Cap Growth Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Mid-Cap Growth Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $8,396,940,000 and
$11,018,409,000, respectively, for the year ended December 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 24,144,295 $ — $ 30,028 $ 24,174,323
Convertible Preferred Stocks — — 148,369 148,369
Short-Term Investments 832,986 — — 832,986
Total $ 24,977,281 $ — $ 178,397 $ 25,155,678

T. ROWE PRICE Mid-Cap Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 45,456 $ 40,323
Long-term capital gain 1,519,947 2,846,591
Total distributions $ 1,565,403 $ 2,886,914

T. ROWE PRICE Mid-Cap Growth Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 18,363,360
Unrealized appreciation $ 7,685,852
Unrealized depreciation (893,443)
Net unrealized appreciation (depreciation) $ 6,792,409
($000s)
Undistributed long-term capital gain $ 5,864
Net unrealized appreciation (depreciation) 6,792,409
Loss carryforwards and deferrals (8,916)
Total distributable earnings (loss) $ 6,789,357

T. ROWE PRICE Mid-Cap Growth Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets up to $15 billion and 0.2975% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group)
applied to a graduated fee schedule, with rates ranging from 0.48% for the first
$1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was
0.28%.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in

T. ROWE PRICE Mid-Cap Growth Fund

place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Mid-Cap Growth Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $4,869,000 for T. Rowe Price
Services, Inc.; and $3,722,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.96% 1.21% 1.46% 0.05% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $(30,465)

T. ROWE PRICE Mid-Cap Growth Fund

by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $103,000 for shareholder servicing costs related to the college savings plans, of which $19,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 3% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 187,684 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2025.

T. ROWE PRICE Mid-Cap Growth Fund

Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $15,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The

T. ROWE PRICE Mid-Cap Growth Fund

extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Mid-Cap
Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Mid-Cap Growth Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,592,288,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $151,022,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $142,590,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $8,863,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F64-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026